Summary Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								6 Months Ended	12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 01, 2013
Sales	$ 788	$ 793	$ 503	$ 502	$ 465	$ 396	$ 435	$ 428		$ 2,586	$ 1,724	$ 1,625
Gross margin	117	93	57	73	64	39	49	43		340	195	157
Income from continuing operations before income taxes	(8)	(11)	(38)	14	527	21	35	28		(43)	611	95
Net income from continuing operations	(19)	(21)	(36)	1	464	16	22	53		(75)	555	56
Net income (loss)	(114)	1	(141)	48	545	60	86	84		(206)	775	167
Net income (loss) attributable to Visteon Corporation	$ (138)	$ (21)	$ (155)	$ 19	$ 513	$ 43	$ 65	$ 69		$ (98)	$ 555	$ 56
Per Share Data
Earnings Per Share, Basic	$ (3.12)	$ (0.48)	$ (3.35)	$ 0.39	$ 10.56	$ 0.87	$ 1.30	$ 1.34		$ (6.44)	$ 13.80	$ 1.89
Earnings Per Share, Diluted	$ (3.12)	$ (0.46)	$ (3.35)	$ 0.38	$ 10.32	$ 0.85	$ 1.29	$ 1.33		$ (6.44)	$ 13.50	$ 1.88
Asset Impairment Charges	$ 2	$ 15	$ 173						$ 173	$ 190	$ 0	$ 19
Loss on interiors divestiture										136	0	0
Gain on Yanfeng transactions					$ 465					0	465	0
Gain on sale of joint venture interest										2	5	$ 19
Yanfeng [Member]
Per Share Data
Gain on sale of joint venture interest					413						$ 413
Amount recognized in equity earnings in association with deconsolidation gain recognized by an equity investee					27
Deconsolidation, Gain (Loss), Amount					54
YFVE [Member]
Sales										$ 344
Per Share Data
Business Combination, Step Acquisition, Equity Interest in Acquiree, Remeasurement Gain					$ 52
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage													40.00%
Business Combination, Step Acquisition, Equity Interest in Acquiree, Including Subsequent Acquisition, Percentage					51.00%						51.00%		51.00%